SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Small Cap Value Fund

June 30, 2024 (Unaudited)
Shares		Value
Common Stocks — 93.49%
Communication Services — 2.63%
4,690	Nexstar Media Group, Inc.	$778,587

Consumer Discretionary — 12.66%
16,560	Cheesecake Factory, Inc. (The)	650,642
10,360	Genesco, Inc.*	267,910
4,440	G-III Apparel Group Ltd.*	120,191
2,250	Group 1 Automotive, Inc.	668,880
5,810	Oxford Industries, Inc.	581,871
3,940	Patrick Industries, Inc.	427,687
7,335	Steven Madden Ltd.	310,271
12,870	Taylor Morrison Home Corp.*	713,513
		3,740,965
Consumer Staples — 2.49%
2,960	John B Sanfilippo & Son, Inc.	287,623
6,020	MGP Ingredients, Inc.	447,888
		735,511
Energy — 8.84%
14,130	Delek US Holdings, Inc.	349,859
35,790	Magnolia Oil & Gas Corp., Class A	906,919
16,110	Matador Resources Co.	960,156
15,670	Par Pacific Holdings, Inc.*	395,667
		2,612,601
Financials — 20.15%
2,690	American Financial Group, Inc.	330,924
2,760	AMERISAFE, Inc.	121,136
30,982	Compass Diversified Holdings	678,196
6,100	Independent Bank Group, Inc.	277,672
13,567	Mercantile Bank Corp.	550,413
7,300	Pinnacle Financial Partners, Inc.	584,292
6,020	Preferred Bank/Los Angeles, CA	454,450
3,540	QCR Holdings, Inc.	212,400
3,800	Reinsurance Group of America, Inc.	780,026
10,650	Seacoast Banking Corp. of Florida	251,766
4,530	Stewart Information Services Corp.	281,222
8,480	Stock Yards Bancorp, Inc.	421,202
6,150	Veritex Holdings, Inc.	129,703
5,010	Wintrust Financial Corp.	493,786
8,270	WSFS Financial Corp.	388,690
		5,955,878
Health Care — 6.36%
3,590	Amphastar Pharmaceuticals, Inc.*	143,600
9,720	Globus Medical, Inc., Class A*	665,723
7,110	Lantheus Holdings, Inc.*	570,862

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Small Cap Value Fund  (cont.)

June 30, 2024 (Unaudited)
Shares		Value
54,770	MiMedx Group, Inc.*	$379,556
4,420	Omnicell, Inc.*	119,649
		1,879,390
Industrials — 17.17%
64,468	ACCO Brands Corp.	303,000
5,890	Arcosa, Inc.	491,285
4,755	Atkore, Inc.	641,592
25,640	Barrett Business Services, Inc.	840,223
12,950	Columbus McKinnon Corp.	447,293
11,510	Douglas Dynamics, Inc.	269,334
11,046	Ducommun, Inc.*	641,331
12,650	Gates Industrial Corp. Plc*	199,996
11,388	Greenbrier Cos., Inc. (The)	564,275
12,280	Insteel Industries, Inc.	380,189
5,430	Terex Corp.	297,781
		5,076,299
Information Technology — 7.11%
7,420	MKS Instruments, Inc.	968,904
3,190	Onto Innovation, Inc.*	700,396
4,070	PC Connection, Inc.	261,294
210	Super Micro Computer, Inc.*	172,064
		2,102,658
Materials — 4.89%
8,099	Koppers Holdings, Inc.	299,582
3,600	Materion Corp.	389,268
23,320	Metallus, Inc.*	472,696
990	Reliance, Inc.	282,744
		1,444,290
Real Estate — 8.44%
6,610	Agree Realty Corp., REIT	409,423
44,040	Chatham Lodging Trust, REIT	375,221
7,880	CubeSmart, REIT	355,940
28,720	DiamondRock Hospitality Co., REIT	242,684
2,080	EastGroup Properties, Inc., REIT	353,808
10,030	STAG Industrial, Inc., REIT	361,682
66,000	Summit Hotel Properties, Inc., REIT	395,340
		2,494,098
Utilities — 2.75%
7,270	Southwest Gas Holdings, Inc.	511,663
5,850	Unitil Corp.	302,971
		814,634

Total Common Stocks		27,634,911
(Cost $25,090,926)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Small Cap Value Fund  (cont.)

June 30, 2024 (Unaudited)
Shares		Value
Exchange Traded Funds — 2.25%
370	iShares Russell 2000 Value ETF	$56,351
6,550	SPDR S&P Biotech ETF	607,250

Total Exchange Traded Funds		663,601
(Cost $624,316)

Investment Company — 4.00%
1,181,997	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(a)	1,181,997

Total Investment Company		1,181,997
(Cost $1,181,997)

Total Investments		$29,480,509
(Cost $26,897,239) — 99.74%
Other assets in excess of liabilities — 0.26%		77,352
NET ASSETS — 100.00%		$29,557,861

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:
REIT - Real Estate Investment Trust
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